Uncertain Tax Positions (Tables)	12 Months Ended
Jan. 31, 2013
Text Block [Abstract]
Unrecognized Tax Positions Included in Other Non-Current Liabilities

A reconciliation of the beginning and ending amounts of total unrecognized tax positions (excluding interest) included in other non-current liabilities were as follows:

	Fiscal years ended January 31,
	2013	2012	2011
Balance at beginning of year	$7,769	$5,508	$8,234
Increase for tax positions taken during the current year	2,000	1,169	533
Increase for tax positions taken in a prior period	652	3,000	—
Lapses and settlements	(1,792)	(1,931)	(3,339)
Foreign currency translation	(40)	23	80

Balance at the end of the year	$8,589	$7,769	$5,508